DEBT AND CREDIT FACILITIES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Commercial paper classified as long-term debt	$ 0	$ 200,000,000
Line Of Credit Facility, Sempra Energy Consolidated [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	4,100,000,000
Committed lines of credit, remaining borrowing capacity	2,400,000,000
Weighted average interest rate on total short-term debt outstanding	0.70%	0.64%
Line Of Credit Facility, Sempra Energy [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	1,067,000,000
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Committed lines of credit, capacity for issuance of letters of credit	635,000,000
Committed lines of credit, outstanding borrowings	0
Line Of Credit Facility, Sempra Global [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	2,189,000,000
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Outstanding commercial paper supported by committed lines of credit	1,300,000,000
Commercial paper classified as long-term debt		200,000,000
Line Of Credit Facility, S D G E [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	658,000,000
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Committed lines of credit, remaining borrowing capacity	312,000,000
Outstanding commercial paper supported by committed lines of credit	346,000,000
Weighted average interest rate on total short-term debt outstanding	0.27%
Weighted average interest rate on commercial paper noncurrent	0.40%
Line Of Credit Facility, So Cal Gas [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	658,000,000
Committed lines of credit, maximum ratio of indebtedness to total capitalization	65.00%
Committed lines of credit, remaining borrowing capacity	481,000,000
Outstanding commercial paper supported by committed lines of credit	50,000,000
Weighted average interest rate on total short-term debt outstanding	0.25%
Line Of Credit Facility, California Utilities Combined [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	877,000,000
New line of credit capacity	300,000,000
Line Of Credit Facility, Copper Mountain Solar 3 [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	72,000,000
Line Of Credit Facility, South American Utilities And Mexico [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	865,000,000
Committed lines of credit, remaining borrowing capacity	536,000,000
Line Of Credit Facility, IEnova Santander [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	200,000,000
Committed lines of credit, remaining borrowing capacity	55,000,000
Committed lines of credit, outstanding borrowings	145,000,000
Line Of Credit Facility, IEnova Sumitomo [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	100,000,000
Committed lines of credit, remaining borrowing capacity	49,000,000
Committed lines of credit, outstanding borrowings	51,000,000
Line Of Credit Facility, Energia Sierra Juarez [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	31,700,000
Line Of Credit Facility, Energia Sierra Juarez Value Added Tax [Member]
Line of Credit Facility [Line Items]
Committed lines of credit, maximum borrowing capacity	$ 35,000,000